Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Significant Accounting Policies [Abstract]
Schedule of property and equipment depreciation rates and estimated useful lives

	%	Useful life (years)
Software systems (from classified date, see also note 2i.)	25	4
Vehicles	15	7
Leasehold improvements	10-20	5-10
Office furniture and equipment	7-10	10-14
Computers, electronics and related	15-33	3-7

Schedule of basic and diluted earnings (loss) per ordinary share

	Year Ended December 31,
	2016	2015	2014

Net income (loss) (U.S. dollar in thousands)	(8,053)	14,753	3,122

Weighted-average ordinary shares outstanding - Basic and diluted	24,582,874	24,582,874	24,582,874

Earnings (loss) per ordinary basic and diluted (U.S. dollar)	(0.33)	0.60	0.13